ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 13,202	$ 13,470
Provisions	3,845	3,457
Insurance contracts that are liabilities	9,801	8,882
Other liabilities	28,654	33,084
Accounts payable and other	$ 55,502	$ 58,893